Property and Equipment	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2016	2017
Cost:

Leasehold improvements	$795	$918
Computers and peripheral equipment	14,059	14,842
Office furniture and equipment	3,111	3,778
Motor vehicles	1,186	1,237
Software	2,970	3,094

	22,121	23,869
Accumulated depreciation:

Leasehold improvements	356	429
Computers and peripheral equipment	13,518	14,194
Office furniture and equipment	2,244	2,471
Motor vehicles	366	447
Software	2,572	2,860

	19,056	20,401

Depreciated cost	$3,065	$3,468

Depreciation expenses amounted to $ 792, $ 893 and $ 1,046 for the years ended December 31, 2015, 2016 and 2017, respectively.